Preference Share Liabilities	12 Months Ended
Dec. 31, 2025
Preference Share Liabilities [Abstract]
Preference Share Liabilities

Note 15. Preference Share Liabilities

	December 31, 2025	December 31, 2024
Preference share liabilities	$—	1,976,365
Less: current portion	—	(406,366)
Non-current preference share liabilities	$—	1,569,999

The Company has issued a total of 1,000,000 preferred shares ("Class A Preferred Shares"), with a par value of US$0.001, subscribed by the National Development Fund Management Committee of the Executive Yuan (the "Investor"), which was approved by a resolution of the shareholders’ meeting on June 8, 2020. The subscription price for Class A Preferred Shares was New Taiwan Dollar (NT$) 60 per share (approximately $2.03), with a total investment amount of NT$60,000,000 (approximately $2,031,832), and the share registration procedures have been completed in accordance with applicable laws and regulations. The rights and obligations of the Company issuing Class A Preferred Shares are summarized as follows:

(a)
Except for matters concerning the rights of holders of Class A Preferred Shares and at meetings of Class A Preferred Shares shareholders, holders of Class A Preferred Shares do not have voting rights, including the rights to elect Directors or Supervisors.
(b)
Other than as stipulated below, the holders of Class A Preferred Shares are not entitled to distributions of earnings and reserves.
(c)
Holders of the Class A Preferred Shares are entitled to receive a dividend at the rate of 1.5% per annum of the subscription price paid for each share in cash each year. Following approval of the financial statements at the annual general meeting of shareholders, the Board of Directors determines the ex-dividend date, upon which dividends on Class A Preferred Shares are paid or accrued for distribution. Dividends for each fiscal year are calculated from the issuance date of the shares and distributed based on the actual number of days in that fiscal year. The issuance day is defined as the capital increase reference date for Class A Preferred Shares. If the Company has a surplus for the fiscal year, after deducting taxes and other statutory obligations in accordance with the law, offsetting any losses and appropriating 10% of the remaining amount to legal reserve, the remaining profits from the fiscal year, along with any accumulated undistributed profits from prior years, are prioritized for the distribution to the holders of Class A Preferred Shares. In the event of insufficient profits or no profits for distribution to the holders of Class A Preferred Shares, any dividends that can be distributed should still be prioritized for the holders of Class A Preferred Shares. Any undistributed dividends due to insufficient profits should be carried forward and made up for in subsequent profitable years or handled in accordance with the redemption terms of Class A Preferred Shares mentioned in point (d).
(d)
Based on the Subscription Agreement signed in 2020, the issuance period of Class A Preferred Shares was two years. Upon maturity, the Company should fully redeem the Class A Preferred Shares in cash, including the total subscription amount and any accrued but unpaid dividends for the two-year issuance period. Alternatively, the Company may opt for early redemption before maturity. In such cases, the redemption amount shall consist of the total subscription amount along with the accrued but unpaid dividends, calculated proportionally based on the actual issuance period relative to the two-year term.
(e)
The first extension:

According to the Notice from the Investor dated November 8, 2021, the issuance period of Class A Preferred Shares was extended by one year until July 22, 2023, and the dividends during the extension period were calculated based on the original agreed annual interest rate of 1.5%.

(f)
The second extension:

On July 21, 2023, the Subscription Agreement was amended based on the resolution passed at the Investor’s 103rd meeting, whereby the issuance period of Class A Preferred Shares was extended for an additional year until July 22, 2024. Dividends during the extension period continued to accrue at the agreed annual interest rate of 1.5%. Additionally, the Company shall pay dividends to the Investor for the original issuance two-year issuance period and the preceding year (three years in total) before July 22, 2023. Upon the expiration of the latest extended issuance period on July 21, 2024, the Company shall gradually redeem the Class A Preferred Shares and pay the corresponding dividends over a five-year period through quarterly installments.

(g)
In the event of liquidation or winding-up of the Company, each Class A Preferred Share shall be entitled to receive an amount equal to one hundred percent (100%) of the original subscription price plus all unpaid dividends, prior to any distributions to holders of other classes of shares. However, the total payment received by each Class A Preferred Share upon liquidation or winding-up of the Company shall not exceed one hundred percent (100%) of the original subscription price of each Class A Preferred Share, plus all unpaid dividends.
(h)
Class A Preferred Shares are not convertible into any other shares of the Company.
(i)
If the Company completes a public listing or is required to redeem Class A Preferred Shares due to a violation of the Class A Preferred Shares Purchase Agreement, the Company shall immediately redeem all Class A Preferred Shares prior to the maturity date as specified in point (f).
(j)
If the Company fails to redeem Class A Preferred Shares in whole or in part at the maturity date or prior to the maturity date due to force majeure or other circumstances attributable to the Company, the rights associated with the unredeemed Class A Preferred Shares shall remain in effect until redemption. Furthermore, the following provisions shall apply: (i) the dividend rate of Class A Preferred Shares shall remain unchanged during the period in which redemption is delayed; and (ii) the rights of the remaining outstanding Class A Preferred Shares shall not be adversely affected by the delay in redemption.

On February 7, 2025, the Company received confirmation from the Investor consenting to the early redemption of the Class A Preferred Shares within two months following the Company’s public listing. The Company completed its public listing on October 16, 2025, and fully redeemed the Class A Preferred Shares on November 28, 2025.

The Company recognized interest expenses of $32,557, $41,109 and $42,381 for the years ended December 31, 2025, 2024 and